Average Annual Total Returns (Money Market Trust)	12 Months Ended
May 01, 2011
Citigroup Three Month Treasury Bill Index
Average Annual Return:
One Year	0.13%
Five Year	2.30%
Ten Year	2.26%
Series I, Money Market Trust
Average Annual Return:
One Year	none
Five Year	2.17%
Ten Year	1.96%
Date of Inception	Jun. 18, 1985
Series II, Money Market Trust
Average Annual Return:
One Year	none
Five Year	2.03%
Ten Year	1.81%
Date of Inception	Jan. 28, 2002